Intangible assets, net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross amounts	$ 20,027	$ 17,340
Accumulated amortization	9,433	6,086
Intangible assets, net	10,594	11,254
Amortization expense	3,347	2,826	$ 1,971
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	15,950	13,263
Accumulated amortization	5,657	3,303
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	3,900	3,900
Accumulated amortization	3,738	2,763
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	177	177
Accumulated amortization	$ 38	$ 20